Deficit (Details) (USD $)	3 Months Ended								12 Months Ended					12 Months Ended		0 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 27, 2011	Jul. 25, 2011	Dec. 31, 2012 Preferred stock	Dec. 31, 2011 Preferred stock	Jul. 27, 2011 7.625% Series A Preferred Stock	Jul. 25, 2011 7.625% Series A Preferred Stock	Dec. 31, 2012 7.625% Series A Preferred Stock	Jan. 31, 2013 Subsequent Event Preferred stock quarter	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Jul. 27, 2011 Common Stock	Jul. 25, 2011 Common Stock	Dec. 31, 2010 Common Stock	Dec. 31, 2009 Common Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock	Jul. 27, 2011 Preferred Stock	Jul. 25, 2011 Preferred Stock	Dec. 31, 2010 Preferred Stock	Dec. 31, 2009 Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized	50,000,000				50,000,000				50,000,000	50,000,000				50,000,000				10,000,000
Preferred stock, par value	$ 0.01				$ 0.01				$ 0.01	$ 0.01				$ 0.01
Preferred stock, dividend rate, percentage																		7.625%
Preferred stock, shares outstanding	9,730,370				9,730,370				9,730,370	9,730,370					9,730,370			9,730,370								9,730,370	9,730,370			10,000,000	10,000,000
Preferred stock, liquidation preference	$ 25				$ 25				$ 25	$ 25								$ 25.00
Common stock, shares authorized	100,000,000				100,000,000				100,000,000	100,000,000
Common stock, par value	$ 0.01				$ 0.01				$ 0.01	$ 0.01
Common stock, shares outstanding	57,199,596				50,752,941				57,199,596	50,752,941										57,199,596	50,752,941			48,925,499	47,964,605
Series A Preferred Stock Exchanged																50,995	218,635
Convertible Preferred Stock, Shares Issued upon Conversion																						262,981	1,127,597
Exchange Ratio (Common Shares Issued per Preferred Share)												5.157	5.157
Series A Preferred Stock Value per Share																						$ 3.200	$ 3.684					$ 16.50	$ 19.00
Preferred stock redemption discount	$ 0	$ 0	$ 0	$ 0	$ 0	$ 2,780,000	$ 0	$ 0	$ 0	$ 2,780,000	$ 0
Preferred stock, dividend rate, dollars per share														$ 1.9064
Preferred stock, number of quarterly of preferred dividend payments in arrears																			17
Preferred stock, amount of preferred dividends in arrears																			$ 78,800,000